Proposed Public Offering	1 Months Ended
Dec. 31, 2020
Proposed Public Offering [Abstract]
Proposed Public Offering
NOTE 3. PROPOSED PUBLIC OFFERING
Pursuant to the Proposed Public Offering, the Company will offer for sale up to 24,000,000 Units (or 27,600,000 Units if the underwriter’s overallotment option is exercised in full) at a purchase price of $10.00 per Unit. Each Unit will consist of one share of the Company’s Class A common stock and one-third
of one redeemable warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 7).